United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	November 9, 2011

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:	$120,347,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      910    15015 SH       Sole                    14265               750
AllianceBernstein Holdings LP  COM              01881g106      318    23318 SH       Sole                    22218              1100
American Express               COM              025816109      700    15600 SH       Sole                    15600
BHP Billiton Ltd               COM              088606108      731    11000 SH       Sole                    11000
BP PLC                         COM              055622104      958    26570 SH       Sole                    26570
Berkshire Hathaway Inc. CL A   COM              084670108      320        3 SH       Sole                        3
Berkshire Hathaway Inc. Cl B   COM              084670702     2404    33845 SH       Sole                    31037              2808
Bristol-Myers Squibb           COM              110122108      992    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     4247   154172 SH       Sole                   141372             12800
Brookfield Infrastru Prtnrs LP COM              g16252102     2839   116642 SH       Sole                   106217             10425
CME Group Inc Cl A             COM              167760107      246     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      573    17052 SH       Sole                    17052
CapitalSource Inc.             COM              14055X102      469    76338 SH       Sole                    71088              5250
Cenovus Energy, Inc.           COM              15135U109      261     8500 SH       Sole                     8050               450
Charles Schwab                 COM              808513105     4607   408800 SH       Sole                   316950             91850
Chevron Corp.                  COM              166751107     2120    22900 SH       Sole                    19900              3000
CitiGroup Inc.                 COM              172967101      776    30292 SH       Sole                    26878              3414
Coca Cola Co.                  COM              191216100     1040    15400 SH       Sole                    13900              1500
Colgate-Palmolive              COM              194162103      463     5225 SH       Sole                     5225
Comcast Cl A Special           COM              20030N200     1633    78835 SH       Sole                    71510              7325
Comcast Corp. Cl A             COM              20030N101      263    12585 SH       Sole                    12020               565
ConocoPhillips                 COM              20825C104     1826    28837 SH       Sole                    28837
Copano Energy, LLC             COM              217202100     1718    57641 SH       Sole                    54641              3000
Deere & Co.                    COM              244199105      549     8500 SH       Sole                     8500
DirectTV Group Inc.            COM              25490A101     1252    29624 SH       Sole                    27411              2213
Duke Energy Corp.              COM              26441c105      312    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      161    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      505    13250 SH       Sole                    13250
Enbridge Energy Management LLC COM              29250X103     3241   117913 SH       Sole                   112091              5822
Enstar Group LTD               COM              G3075P101      487     5110 SH       Sole                     4810               300
Ethan Allen Interiors          COM              297602104      142    10468 SH       Sole                    10468
Exxon Mobil Corp               COM              30231G102     4266    58738 SH       Sole                    58738
First Nat'l of Nebraska, Inc.  COM              335720108     2851      950 SH       Sole                      850               100
Forest City Ent. CL A          COM              345550107      134    12550 SH       Sole                    11750               800
General Electric               COM              369604103     2718   178600 SH       Sole                   164150             14450
HSBC Holdings PLC              COM              404280406     1250    32866 SH       Sole                    32866
Hess Corp.                     COM              42809h107      822    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107      790    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      306     7275 SH       Sole                     5850              1425
Icici Bank LTD                 COM              45104G104      748    21550 SH       Sole                    21550
Intl Bus Machines              COM              459200101      501     2863 SH       Sole                     2863
Johnson & Johnson              COM              478160104    10473   164440 SH       Sole                   161940              2500
Kinder Morgan Energy Partners  COM              494550106      670     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     2499   110183 SH       Sole                   101683              8500
Level 3 Communications         COM              52729N100       16    10500 SH       Sole                    10500
Liberty Capital Ser A          COM              53071m302      384     5814 SH       Sole                     5260               554
Liberty Global Cl A            COM              530555101      974    26930 SH       Sole                    25359              1571
Liberty Global Ser C           COM              530555309     1785    51586 SH       Sole                    46615              4971
Liberty Media Hldg             COM              53071M104      415    28139 SH       Sole                    25365              2774
Lockheed Martin                COM              539831099      383     5266 SH       Sole                     4589               677
Magellan Midstream Ptnrs LP    COM              559080106     4949    81941 SH       Sole                    77736              4205
Manulife Financial Corp.       COM              56501r106      136    12000 SH       Sole                     6000              6000
Markwest Energy Ptnr LP        COM              570759100     1987    43250 SH       Sole                    36950              6300
Marriott Intl. Inc.            COM              571903202      826    30327 SH       Sole                    30327
Martin Marietta Mtrl           COM              573284106      408     6450 SH       Sole                     5775               675
McDonald's Corp.               COM              580135101      294     3350 SH       Sole                     3350
Merck & Co.                    COM              589331107     4676   143000 SH       Sole                   143000
Microsoft Corp.                COM              594918104      678    27250 SH       Sole                    27250
Monsanto Co.                   COM              61166w101      270     4500 SH       Sole                     4500
Montpelier Re Holdings LTD     COM              G62185106      778    44000 SH       Sole                    40300              3700
Nacco Inds Inc. CL A           COM              652957910      667    10525 SH       Sole                     9915               610
National Aust Bank             COM              632525408      500    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     1793   115856 SH       Sole                   107856              8000
Nextera Engergy, Inc.          COM              65339F101      766    14182 SH       Sole                    14182
Nokia Corp. Spon ADR           COM              654902209       58    10325 SH       Sole                    10325
Nuveen Govt Income Fund        COM              67090N109      166    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     3860    82800 SH       Sole                    72800             10000
Pfizer Inc.                    COM              717081103     1962   110956 SH       Sole                   105256              5700
Philip Morris Intl Inc         COM              718172109      593     9500 SH       Sole                     9500
Plum Creek Timber              COM              729251108      236     6800 SH       Sole                     6800
Procter & Gamble Co            COM              742718109      291     4600 SH       Sole                     2650              1950
Rayonier Inc                   COM              754907103     3704   100674 SH       Sole                    97524              3150
Royal Dutch Shell              COM              780259206     1212    19700 SH       Sole                    19700
Shaw Communications            COM              82082k200      323    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      535    21800 SH       Sole                    21800
St. Joe Co                     COM              790148100      805    53685 SH       Sole                    46810              6875
Suncor Energy Inc.             COM              867229106      229     9000 SH       Sole                     9000
Texas Instruments              COM              882508104     1279    48000 SH       Sole                    48000
The Bank of New York Mellon    COM              064057102      388    20879 SH       Sole                    13719              7160
Toronto-Dominion Bank          COM              891160509      441     6213 SH       Sole                     6213
Travelers Companies Inc.       COM              792860108      324     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405      569    84555 SH       Sole                    73930             10625
U.S. Bancorp                   COM              902973304     1849    78545 SH       Sole                    78545
UDR, Inc.                      COM              902653104      202     9145 SH       Sole                     6645              2500
VistaPrint Limited             COM              G93762204     3380   125050 SH       Sole                   113050             12000
W.P. Carey & Co LLC            COM              92930Y107     3341    91700 SH       Sole                    88625              3075
Wal-Mart Stores                COM              931142103      296     5700 SH       Sole                     5700
Walt Disney Co.                COM              254687106     1102    36529 SH       Sole                    31729              4800
Waste Management, Inc.         COM              94106L109      381    11700 SH       Sole                    10700              1000
Wells Fargo & Co.              COM              949746101     2267    94000 SH       Sole                    86000              8000
Wells Fargo Adv Global Div Opp COM              30024H101      100    12500 SH       Sole                    12500
Westpac Banking Corp (ADR)     COM              961214301      240     2500 SH       Sole                     2500
White Mountains Insurance Grou COM              G9618E107      624     1537 SH       Sole                     1412               125
Williams Companies             COM              969457100      234     9600 SH       Sole                     8100              1500
Zimmer Holdings Inc.           COM              98956p102      265     4960 SH       Sole                     4960
iShares S&P US PFD Fund        COM              464288687      506    14200 SH       Sole                    12800              1400
Fidelity Asset Manager 50%     MUT              316069103      171 11794.4610 SH     Sole               11794.4610
Longleaf Partners Internationa MUT              543069405      223 18315.1960 SH     Sole               14013.0830         4302.1130
Putnam Global Healthcare Fund  MUT              746778109      204 4961.1160 SH      Sole                4961.1160
T Rowe Price Growth Stock Fd I MUT              741479109      206 7105.5010 SH      Sole                7105.5010
REPORT SUMMARY		     100 DATA RECORDS	            120347    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED